Eaton Vance
Minnesota Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$2,000	$ 1,999,060
		$ 1,999,060
Education — 11.5%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/34	$500	$ 513,390
5.00%, 3/1/53	5,000	5,046,650
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,450	1,417,157
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,482,849
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	575,532
Minnesota Higher Education Facilities Authority, (Macalester College):
5.00%, 3/1/27	500	505,620
5.00%, 3/1/28	1,010	1,020,958
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	470,990
4.00%, 10/1/50	1,500	1,207,155
5.00%, 12/1/29	1,815	1,844,203
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	500	473,680
5.00%, 10/1/30	650	670,046
5.00%, 10/1/34	250	259,568
5.00%, 4/1/35	750	763,223
Series 2017A, 4.00%, 10/1/37	500	439,205
Series 2019, 4.00%, 10/1/37	500	439,205
Green Bonds, 5.00%, 10/1/52	2,000	1,881,140
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	852,860
University of Minnesota:
5.00%, 9/1/39	1,500	1,522,620
5.00%, 9/1/40	1,000	1,013,700
5.00%, 11/1/42	2,000	2,049,480
		$ 24,449,231
Electric Utilities — 10.3%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 560,279
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,308
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Minnesota Municipal Power Agency:
4.00%, 10/1/41	$3,415	$ 2,974,465
5.00%, 10/1/33	250	251,865
5.00%, 10/1/34	250	251,865
5.00%, 10/1/35	200	201,438
5.00%, 10/1/47	3,210	3,210,225
Northern Municipal Power Agency, MN:
5.00%, 1/1/25(1)	325	327,984
5.00%, 1/1/26(1)	375	381,353
5.00%, 1/1/27(1)	640	656,435
5.00%, 1/1/30	460	471,413
5.00%, 1/1/31	670	683,722
5.00%, 1/1/41	240	237,965
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	4,480	4,494,918
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,002,912
(AMT), 4.00%, 10/1/40	2,100	1,631,952
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	759,757
5.00%, 1/1/27	750	778,125
5.00%, 1/1/29	1,000	1,061,350
5.00%, 1/1/30	750	802,147
5.00%, 1/1/36	900	910,089
		$ 22,000,567
General Obligations — 35.8%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/28	$1,040	$ 1,085,178
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	1,810,540
Burnsville, MN, 3.00%, 12/20/32	620	554,268
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	855,770
0.00%, 2/1/35	350	222,278
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	1,000	1,009,710
Duluth, MN:
5.00%, 2/1/32	1,000	1,014,900
Series 2016A, 5.00%, 2/1/31	1,000	1,017,260
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	1,973,860
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,014,606
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	1,937,745

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	$2,250	$ 2,003,580
Hennepin County Independent School District No. 281, MN, 5.00%, 2/1/29	1,010	1,061,288
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	712,375
Hennepin County, MN:
5.00%, 12/1/32	1,000	1,092,980
5.00%, 12/1/38	1,915	2,033,596
5.00%, 12/1/43	3,000	3,110,010
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,300	1,143,428
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,010,130
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,035,000
4.00%, 2/1/50	1,500	1,247,805
Minneapolis Special School District No. 1, MN, 4.00%, 2/1/37	1,255	1,189,953
Minneapolis, MN:
4.00%, 12/1/39	2,500	2,357,350
5.00%, 12/1/40	4,170	4,373,788
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	1,730,180
5.00%, 3/1/29	2,000	2,134,840
Minnesota:
4.00%, 9/1/41	2,000	1,779,000
5.00%, 8/1/34	500	527,040
5.00%, 10/1/34	1,000	1,037,990
5.00%, 8/1/38	1,135	1,210,341
5.00%, 8/1/41	1,500	1,573,125
5.00%, 8/1/42	2,820	3,002,821
Puerto Rico:
5.625%, 7/1/29	1,500	1,534,860
5.75%, 7/1/31	500	515,245
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,556,359
Rice County, MN, 4.00%, 2/1/52	3,000	2,476,950
Robbinsdale Independent School District No. 281, MN, 4.375%, 2/1/41(1)	1,680	1,610,767
Rosemount, MN:
4.00%, 2/1/44	2,480	2,144,778
4.00%, 2/1/48	1,885	1,621,307
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	2,611,950
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,263,501
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	$1,350	$ 915,259
0.00%, 2/1/37	1,500	755,415
Scott County, MN, 4.00%, 12/1/34	2,000	2,024,360
St. Francis, MN:
4.00%, 2/1/47	920	781,476
4.125%, 2/1/53	795	666,711
St. Louis Park Independent School District No. 283, MN, 4.00%, 2/1/31	2,000	2,003,980
St. Paul, MN, 5.00%, 12/1/27	750	775,733
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,578,118
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	540,950
		$ 76,240,454
Hospital — 15.5%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,000,380
5.00%, 2/15/48	3,000	2,731,860
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	465,655
5.25%, 6/15/52	2,000	1,750,780
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	856,281
5.00%, 5/1/31	500	502,800
5.00%, 5/1/32	500	501,125
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/29	915	938,607
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	2,957,467
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,057,280
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/28	225	225,167
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,148,100
5.00%, 11/15/57	3,250	3,301,545
(SPA: Northern Trust Co.), 4.10%, 11/15/38(2)	2,990	2,990,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,572,090
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	506,950

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	$2,500	$ 2,511,700
5.00%, 7/1/32	1,995	1,999,828
5.00%, 7/1/33	1,000	1,002,290
		$ 33,019,905
Housing — 2.4%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 562,455
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	465,057
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	269,522
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	1,000	950,900
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	2,000	1,854,200
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	1,000	1,041,940
		$ 5,144,074
Insured - Electric Utilities — 5.6%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28(1)	$475	$ 493,055
(AGM), 5.00%, 1/1/29(1)	1,025	1,070,786
(AGM), 5.00%, 1/1/31(1)	575	605,475
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,134,659
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,564,040
		$ 11,868,015
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 1,911,920
		$ 1,911,920
Lease Revenue/Certificates of Participation — 3.7%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,001,860
Minnesota, 5.00%, 3/1/27	3,000	3,121,110
Minnesota Housing Finance Agency:
4.00%, 8/1/31	1,800	1,787,346
4.00%, 8/1/39	2,055	1,852,952
		$ 7,763,268
Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.8%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 793,139
4.00%, 11/1/34	500	449,445
5.00%, 11/1/27	400	400,460
5.00%, 11/1/29	300	300,057
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	1,963,752
(Liq: Royal Bank of Canada), 4.558%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(3)	2,000	1,959,980
		$ 5,866,833
Senior Living/Life Care — 2.4%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 746,304
5.00%, 9/1/43	1,000	908,560
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,573,936
4.00%, 10/1/26	1,680	1,637,110
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	338,112
		$ 5,204,022
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 178,208
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,000	3,502,000
		$ 3,680,208
Student Loan — 2.3%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 4,837,486
		$ 4,837,486
Transportation — 3.8%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/35	$1,000	$ 1,001,480
5.00%, 1/1/35	500	532,470
(AMT), 5.00%, 1/1/25	750	754,740
(AMT), 5.00%, 1/1/27	1,000	1,013,630
(AMT), 5.00%, 1/1/33	1,200	1,216,344
(AMT), 5.00%, 1/1/49	2,000	1,864,580

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, MN: (continued)
(AMT), 5.25%, 1/1/47	$1,750	$ 1,720,775
		$ 8,104,019
Water and Sewer — 1.2%
Saint Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 2,588,910
		$ 2,588,910
Total Tax-Exempt Municipal Obligations (identified cost $230,614,925)		$214,677,972
Total Investments — 100.8% (identified cost $230,614,925)		$214,677,972
Other Assets, Less Liabilities — (0.8)%		$ (1,700,686)
Net Assets — 100.0%		$212,977,286
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $178,208 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 4.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$214,677,972	$ —	$214,677,972
Total Investments	$ —	$214,677,972	$ —	$214,677,972

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.